Fee and Commission Expense (Tables)	12 Months Ended
Dec. 31, 2021
Fee and commission expense [abstract]
Fee and Commission Expense

	2021	2020	2019
For credit and debit cards	11,968,017	12,867,333	12,478,209
For promotions	1,574,924	2,636,477	3,960,212
For foreign trade transactions	509,937	420,304	732,870
Linked to transactions with securities	11,969	6,844	6,035
Other commission expenses	2,373,521	1,311,454	2,206,376

TOTAL	16,438,368	17,242,412	19,383,702